Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Benefit Expense from Continuing Operations

Income tax benefit (expense) from continuing operations consisted of the following:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Current taxes:
Federal	$(4,551)	$(65)	$(1,063)
State	(605)	(1,088)	(678)
Deferred taxes:
Federal	1,148	(2,862)	5,307
State	(1,458)	(226)	655

	$(5,466)	$(4,241)	$4,221

Effective Income Tax Rate Reconciliation

Income tax benefit (expense) differed from amounts computed by applying the federal income tax rate of 35% to pre-tax income (loss) from continuing operations as a result of the following:

	Year Ended December 31,
	2011	2010	2009
Federal statutory rate	35.0%	35.0%	35.0%
State, net of federal tax benefit	0.5	(1.2)	—
Loss excluded from nontaxable entities	(34.4)	(37.5)	(34.3)
Other items	0.1	(0.1)	0.7

Effective rate	1.2%	(3.8)%	1.4%

Components of Deferred tax Assets and Liabilities

Significant components of the deferred tax assets and liabilities were as follows:

	December 31,
	2011	2010
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$159	$717
Unit-based compensation	9,146	6,234
Other	3,606	3,513
Valuation allowance	—	(217)

Total deferred tax assets	12,911	10,247

Deferred tax liabilities:
Other accruals	—	(2,755)
Property and equipment principally due to differences in depreciation	(8,226)	(4,323)
Other	(1,646)	179

Total deferred tax liabilities	(9,872)	(6,899)

Net deferred tax assets	$3,039	$3,348

Net Deferred Tax Assets and Liabilities Classified in Consolidated Balance Sheets

Net deferred tax assets and liabilities were classified in the consolidated balance sheets as follows:

	December 31,
	2011	2010
	(in thousands)
Deferred tax assets	$8,279	$5,265
Deferred tax liabilities	(589)	(3,105)

Other current assets	$7,690	$2,160

Deferred tax assets	$4,632	$4,982
Deferred tax liabilities	(9,283)	(3,794)

Other noncurrent assets (liabilities)	$(4,651)	$1,188